PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current:
Prepayments	$ 2,337	$ 1,912
VAT deductible tax	135	100
Deposits and other receivables	224	246
Total	2,696	2,258
Non-current:
Prepaid expenses	282	327
Total	282	327
Total	$ 2,978	$ 2,585